SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries
	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	100%

Schedule of investment holding company
	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	Providing of social e-commerce services, technical system support and services
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	Providing of social e-commerce services, technical system support and services
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	Providing of social e-commerce services, technical system support and services

Schedule of exchange rate
	June 30, 2021	December 31, 2020
RMB: US$ exchange rate	6.46	6.53

Schedule lease terms and discount rate
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$230,770

Other information
Cash paid for amounts included in the measurement of lease liabilities for the six months ended 6/30/2021	351,456
Weighted average remaining lease term-operating leases (in years)	4.17
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,574,212
Total right-of-use assets	$2,574,212

Short-term operating lease liabilities	612,537
Long-term operating lease liabilities	2,187,361
Total operating lease liabilities	$2,799,898

Maturities of the Company’s lease liabilities are as follows:

Year ending June 30,
2021	365,866
2022	698,898
2023	741,993
2024	787,140
2025	519,190
Total lease payments	3,113,087
Less: Imputed interest/present value discount	(313,189)
Present value of lease liabilities	$5,912,985

Schedule of potentially diluted shares
	For the period June 30, 2021	For the period June 30, 2020
Statement of Operations Summary Information:
Net Profit	$2,494,114	$566,233
Weighted-average common shares outstanding - basic and diluted	305,451,498	301,888,665
Net loss per share, basic and diluted	$0.01	$0.00

Schedule of average exchange rate